Related party transactions	12 Months Ended
Mar. 31, 2019
Related party transactions
Related party transactions

21.Related party transactions

During the years ended March 31, 2017, 2018 and 2019, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Financial and its affiliates

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Amounts earned by the Company
Profit Share Payments (i)	2,086	3,444	517
SME Annual Fee (ii)	847	956	954
Administrative and support services (iii)	531	676	1,017
Commission on transactions (iii)	409	497	591
Cloud computing revenue (iii)	264	482	761
Other amounts earned (iii)	144	529	898
	4,281	6,584	4,738

Amounts incurred by the Company
Payment processing fee (iv)	5,487	6,295	8,252
Other amounts incurred (iii)	952	1,894	1,328
	6,439	8,189	9,580

(i)

In 2014, the Company entered into the 2014 IPLA with Ant Financial. Under the 2014 IPLA, the Company receives the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial, subject to certain adjustments (Note 4(a)).

Profit Share Payments were recognized in consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Ant Financial. The amounts reimbursed by Ant Financial to the Company were RMB245 million, RMB37 million and RMB106 million for the years ended March 31, 2017, 2018 and 2019, respectively.

(ii)

The Company entered into software system use and service agreements with Ant Financial in 2014. In calendar years 2016 to 2017, the Company received the SME Annual Fee equal to 2.5% of the average daily balance of the SME loans made by Ant Financial and its affiliates. In calendar years 2018 to 2021, the Company received or will receive the SME Annual Fee equal to the amount paid in calendar year 2017 (Note 4(a)).

(iii)

The Company has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Financial, its subsidiaries and affiliates on various sales and marketing, cloud computing, treasury management, and other administrative and support services.

In addition, the Company entered into agreements with Ant Financial and its affiliates under which the Company receives a cash reimbursement for RSUs and options relating to the certain shares granted to employees of Ant Financial, its subsidiaries and affiliates, upon the vesting of the RSUs and options.

(iv)

The Company and Alipay, among others, entered into a commercial agreement in 2011 whereby the Company receives payment processing services in exchange for a payment processing fee, which was recognized in cost of revenue.

As of March 31, 2018 and 2019, the Company had certain amounts of cash and short-term investments held in accounts managed by Alipay.

Transactions with Cainiao Network

The Company has commercial arrangements with Cainiao Network to receive certain logistics services. Expenses incurred in connection with the logistics services provided by Cainiao Network of RMB4,444 million and RMB3,437 million were recorded in the consolidated income statements for the year ended March 31, 2017 and for the period from April 1, 2017 to the date of consolidation of Cainiao Network in October 2017, respectively.

The Company also has cost sharing and other services arrangements with Cainiao Network and its subsidiaries primarily related to various administrative and support services. In connection with these services provided by the Company, RMB152 million and RMB123 million were recorded in the consolidated income statements for the year ended March 31, 2017 and for the period from April 1, 2017 to the date of consolidation of Cainiao Network in October 2017, respectively.

Transactions with Weibo Corporation (“Weibo”)

The strategic collaboration agreement and the marketing cooperation agreement that were entered into between the Company and Weibo, an equity investee of the Company, expired in January 2016. Expenses incurred in connection with the marketing services provided by Weibo pursuant to these agreements and other commercial arrangements of RMB340 million, RMB615 million and RMB624 million were recorded in the cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2017, 2018 and 2019, respectively.

The Company also has other commercial arrangements with Weibo primarily related to cloud computing services. In connection with these services provided by the Company, RMB105 million, RMB223 million and RMB304 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2017, 2018 and 2019, respectively.

Transactions with other investees

Cainiao Network has commercial arrangements with certain investees of the Company related to logistics services. Revenues recognized in connection with these services of RMB72 million and RMB261 million were recorded in the consolidated income statements for the period from the date of consolidation of Cainiao Network in October 2017 to March 31, 2018 and the year ended March 31, 2019, respectively. Expenses incurred in connection with these services of RMB5,608 million and RMB12,933 million were recorded in the consolidated income statements for the same periods, respectively.

The Company has extended loans to certain of the Company’s investees for working capital and other uses in conjunction with the Company’s investments. As of March 31, 2019, the aggregate outstanding balance of these loans was RMB2,543 million, with durations generally ranging from one month to ten years and interest rates of up to 10% per annum.

Repurchase of ordinary shares from SoftBank

In June 2016, the Company entered into a share purchase agreement with SoftBank, pursuant to which the Company repurchased 27,027,027 ordinary shares from SoftBank at US$74.00 per share (before the Share Subdivision as detailed in Note 2(a)) for an aggregate consideration of approximately US$2.0 billion. These ordinary shares were cancelled upon the completion of the transaction.

Other transactions

The Company’s digital economy offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company’s platforms are conducted on terms obtained in arms-length transactions with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with SoftBank, its investees and other related parties to provide and receive certain marketing, logistics, traffic acquisition, cloud computing and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company’s revenue and total costs and expenses, respectively, for the years ended March 31, 2017, 2018 and 2019.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2017, 2018 and 2019. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.